Loans and borrowings - Additional Information (Details) $ in Millions, $ in Billions	6 Months Ended
	Jun. 30, 2026 COP ($)	Jun. 30, 2025 COP ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 USD ($)
Loans and borrowings
Proceeds obtained from loans and borrowings	$ 16,383
Borrowings	104,918			$ 109,200
Payments of borrowing capital	13,556	$ 3,313
Interest payments	3,951	$ 3,932
Hedging instrument liabilities			$ 17,006		$ 17,348
ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees	18,006			19,771
ISA and its Companies | Chile
Loans and borrowings
Estimated value of the current guarantees	11,572			13,189
ISA and its Companies | Brazil
Loans and borrowings
Estimated value of the current guarantees	3,815			3,907
ISA and its Companies | Colombia
Loans and borrowings
Estimated value of the current guarantees	2,679			2,679
Hedge of a net investment in a foreign operation
Loans and borrowings
Hedging instrument liabilities			9,860		10,001
Cash flow hedging
Loans and borrowings
Hedging instrument liabilities			$ 7,146		$ 7,347
Local currency
Loans and borrowings
Borrowings	12,440			12,002
Foreign currency
Loans and borrowings
Borrowings	92,478			97,198
Bonds | Local currency
Loans and borrowings
Borrowings	5,027			4,985
Bonds | Foreign currency
Loans and borrowings
Borrowings	74,275			$ 79,222
Ecopetrol S.A
Loans and borrowings
Proceeds obtained from loans and borrowings	6,016
Payments of borrowing capital	6,107
Interest payments	2,605
Interconexion Electrica S.A. E.S.P
Loans and borrowings
Proceeds obtained from loans and borrowings	8,713
Payments of borrowing capital	7,189
Interest payments	$ 1,250